Estimated Future Minimum Rental Payments Under Operating Leases (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Leases Future Minimum Payments [Line Items]
2015	$ 75,629
2016	66,315
2017	61,138
2018	48,292
2019	24,211
2020 and thereafter	24,421
Total	$ 300,006